Total Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Principal Payments [Abstract]
October 1 to December 31, 2014	$ 9,546
2015	38,645
2016	153,722
2017	44,220
2018	112,184
2019 and thereafter	84,256
Total principal payments	442,573
Less: Unamortized portion of notes' discount	(11,438)
Total long-term debt	$ 431,135	$ 451,727